INVESTMENTS (Schedule of Net Gains (Losses)) (Details) (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012	Sep. 30, 2011
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (103,200)	$ (64,000)	$ 192,360	$ 67,200
Publicly Traded Equity Securities [Member]
Unrealized Gains and Losses on Investments
Net gains/(loss) on investments	$ (103,200)	$ (64,000)	$ 192,360	$ 67,200